Related Parties	12 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Related Parties	Related parties
None of the directors or major shareholders of Harmony or, to the knowledge of Harmony, their close families, had an interest, directly or indirectly, in any transaction from 1 July 2020 or in any proposed transaction that has affected or will materially affect Harmony or its subsidiaries, other than as stated below.

Directors and other key management
Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the group, directly or indirectly, including any director (whether executive or otherwise) of the group.

The directors' remuneration is as follows:

	SA Rand
Figures in million	Executive directors	Non-executive directors
2023
Salaries	23	—
Retirement contributions	3	—
Bonuses	8	—
Exercise/settlement of share options	6	—
Directors' fees	—	14
Total	40	14
2022
Salaries	21	—
Retirement contributions	3	—
Bonuses	14	—
Exercise/settlement of share options	2	—
Directors' fees	—	13
Total	40	13

On 29 November 2022, Harmony announced the retirement by rotation of Mr Andre Wilkens, non-executive director, and
Mr Joaquim Chissano, independent non-executive director, with effect from 29 November 2022.

The following directors and prescribed officers owned shares in Harmony at year-end. The balance of shares held is attributable to shares held privately and in terms of the minimum shareholding requirement as set out in our remuneration policy:

Number of shares
Name of director/prescribed officer	2023	2022
Directors
Peter Steenkamp	598 513	772 589
Boipelo Lekubo	24 753	15 988
Harry Mashego	28 975	14 875
Prescribed officers
Beyers Nel	54 195	110 207
Marian van der Walt	66 870	100 000
Melanie Naidoo-Vermaak	7 966	7 966
Johannes van Heerden	42 310	30 734

Modise Motloba, Harmony’s former deputy chairman resigned effective 27 June 2022. He is a director of Tysys (Proprietary) Limited (Tysys) which entered into a contract with the group during the 2017 financial year to provide services relating to the group’s small and medium enterprise development projects. Approximately R5 million was paid during the 2022 financial year relating to services rendered in that year.

There were no other changes to the directors' interest between the reporting date and the date of the approval of the financial statements other than indicated above.
37    Related parties continued
Other related parties
The services rendered to joint operations relate to professional and technical services. All the production of the group’s South African operations is sent to Rand Refinery in which Harmony holds a 10.38% interest. Refer to note 21.

	SA Rand
Figures in million	2023	2022
Sales and services rendered to related parties
Joint operations	4	4
Total	4	4

	SA Rand
Figures in million	2023	2022
Purchases and services acquired from related parties
Directors	—	5
Associates	69	51
Total	69	56